SHARE-BASED COMPENSATION - Warrants Valuation (Details) - Warrants - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION
Weighted-Average Risk-Free Annual Interest Rate		0.31%
Weighted-Average Expected Annual Dividend Yield		0.00%
Weighted-Average Expected Stock Price Volatility		85.30%
Weighted-Average Expected Life in Years		3 years
Weighted-Average Estimated Forfeiture Rate		0.00%
Weighted-average fair value of warrants granted (in dollar per share)	$ 1.64	$ 0.22
Weighted-average remaining contractual life	4 years 2 months 12 days	2 years 7 months 6 days